CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2011	$ 6,000	$ 20,830	$ 0	$ 270,545	$ 0	$ 12,818	$ 310,193
Balance (in Shares) at Dec. 31, 2011	6,000,000	20,829,678	0
Issuance of common stock for acquisition PVMI		4,000		(4,000)
Issuance of common stock for acquisition PVMI (in Shares)		4,000,000
Buyout of PVMI shareholders				(125,000)			(125,000)
Issuance of common stock, net of issuance costs		2,463		855,952			858,415
Issuance of common stock, net of issuance costs (in Shares)		2,463,366
Common stock subscribed		74		153,176	(153,250)
Common stock subscribed (in Shares)		74,100
Net loss						(344,487)	(344,487)
Balance at Dec. 31, 2012	6,000	27,367	0	1,150,673	(153,250)	(331,669)	699,121
Balance (in Shares) at Dec. 31, 2012	6,000,000	27,367,144
Issuance of common stock, net of issuance costs		2,115		4,484,426			4,486,541
Issuance of common stock, net of issuance costs (in Shares)		2,115,100
Cancellation of preferred stock	(3,000)			3,000
Cancellation of preferred stock (in Shares)	(3,000,000)
Common stock subscribed				(138,250)	138,250
Issuance of warrants for acquisition of Vaporfection				1,166,000			1,166,000
Issuance of common stock for accounts payable		44		119,509			119,553
Issuance of common stock for accounts payable (in Shares)		43,506
Net loss						(556,655)	(556,655)
Balance at Dec. 31, 2013	3,000	29,526	0	6,785,358	(15,000)	(888,324)	5,914,560
Balance (in Shares) at Dec. 31, 2013	3,000,000	29,525,750
Issuance of common stock, net of issuance costs		486		2,427,373			2,427,859
Issuance of common stock, net of issuance costs (in Shares)		485,830
Common stock subscribed					15,000		15,000
Net loss						(2,739,681)	(2,739,681)
Treasury stock			(1,209,600)				(1,209,600)
Treasury stock (in Shares)			(60,000)
Balance at Jun. 30, 2014	$ 3,000	$ 30,012	$ (1,209,600)	$ 9,212,731	$ 0	$ (3,628,005)	$ 4,408,138
Balance (in Shares) at Jun. 30, 2014	3,000,000	30,011,580	(60,000)